Reserves - Movement in capital contribution reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reserves
Balance as of beginning	$ 3,452	$ 1,755
Interest forgiveness on convertible notes and shareholder loan	1,517	2,411
Call option issued to shareholder		(96)
Deferred tax impact	(378)	(618)
Balance as of ending	$ 4,591	$ 3,452